Revenue from collaboration agreements (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Deferred revenue related to the collaboration agreements
Deferred revenue related to the collaboration agreements consist of the following:

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Current	50,402	46,600
Non-current	48,225	85,475

Total	98,627	132,075